Leases - Supplemental Balance Sheet (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Leases [Abstract]
Property and equipment	$ 574
Accumulated depreciation	(197)
Property and equipment, net	377
Accruals and other current liabilities	184
Other liabilities	140
Total financing lease liabilities	$ 324
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	bsy:AccrualsAndOtherLiabilitiesCurrent
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent